Notes to the Profit or Loss Statement - Summary of Income Taxes (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current Tax Benefit / (Expense)	€ (67,073,000)	€ (1,000)	€ 1,000
Deferred Tax Benefit / (Expenses)	142,472,000	3,507,000	4,304,000
Actual Income Tax	€ 75,398,566	€ 3,506,419	€ 4,304,674